Other Reserves (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [text block] [Abstract]
Schedule of other reserves
	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2018		3,139,625	(43,317)	3,096,308
Currency translation differences		-	61,846	61,846
Other comprehensive income		-	61,846	61,846
Transactions with owners in their capacity as owners
Options and warrants issued/expensed		1,453,900	-	1,453,900
Options and warrants exercised		(100)	-	(100)
Options and warrants lapsed/expired		(311,635)	-	(311,635)
At 30 June 2019		4,281,790	18,529	4,300,319

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2019		4,281,790	18,529	4,300,319
Currency translation differences		-	102,938	102,938
Other comprehensive income		-	102,938	102,938
Transactions with owners in their capacity as owners
Share-based payment expenses	16(iv)	73,088	-	73,088
Options and warrants issued/expensed		(484,680)	-	(484,680)
Options and warrants lapsed/expired		(2,251,320)	-	(2,251,320)
Re-valuation of options issued in prior period	16(iii)	(607,000)	-	(607,000)
At 30 June 2020		1,011,878	121,467	1,133,345

	Notes	Share-based payments A$	Foreign currency translation A$	Total other reserves A$
At 1 July 2020		1,011,878	121,467	1,133,345
Currency translation differences		-	(14,953)	(14,953)
Other comprehensive income		-	(14,953)	(14,953)
Transactions with owners in their capacity as owners
Transfer to share capital	16(iv)	(73,088)	-	(73,088)
Options and warrants issued/expensed	16(ii)	3,003,060	-	3,003,060
Options and warrants exercised	16(ii)	(213,722)	-	(213,722)
Options and warrants forfeited		(368,000)	-	(368,000)
At 30 June 2021		3,360,128	106,514	3,466,642

Schedule of movements in options and warrants
Details	Notes	Number of options	Total A$
Balance at 30 June 2018		72,569,180	3,139,625
Issue of ESOP unlisted options at $0.50 (2018-07-13)		1,300,000	204,100
Issue of ESOP unlisted options at $0.50 (2018-11-26)		2,000,000	164,400
Lapse of ESOP unlisted options at $0.50 (2018-10-01)		(1,050,000)	(98,385)
Issue of ESOP unlisted options at $0.50 (2019-02-11)		5,000,000	975,000
Lapse of unlisted options at $0.57 (2019-02-24)		(1,000,000)	(185,601)
Lapse of unlisted options at $1.892 (2019-02-28)		(15,380)	(1,173)
Lapse of unlisted options at $0.30 (2019-05-28)		(140,056)	(13,390)
Reclassify exercised options from reserves to share capital		-	(100)
Reclassify lapsed options from reserves to accumulated losses		-	(13,086)
Issue of representative warrants (2019-05-23)[1]		800,000	110,400
Balance at 30 June 2019		79,463,744	4,281,790
Re-valuation of options issued in prior period (2019-11-06)	16(iii)	-	(607,000)
Issue of representative warrants (2019-07-16)		542,600	55,454
Lapse of unexercised options at $0.50 (2019-11-27)		(7,625,532)	(2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30)		(25,289,894)	-
Lapse of unexercised options at $0.50 (2020-06-30)		(2,000,000)	(164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		(218,800)	(72)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)	(540,062)
Balance at 30 June 2020		42,807,118	938,790
Exercise of representative warrants (2020-07-2)		(9,640)	-
Exercise of ESOP unlisted options at $0.50 (2020-07-24)		(100,000)	(15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29)		(3,048,000)	(1,012)
Lapse of unexercised options (2020-09-25)		(5,000,000)	(368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24)		2,560,000	1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29)		9,000,000	1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09)		(900,000)	(197,010)
Reclassify share-based payments expenses from reserves to share capital	16(iv)	-	(73,088)
Balance at 30 June 2021		45,309,478	3,360,128